Convertible note (Tables)	12 Months Ended
Dec. 31, 2024
Convertible note 2020
Convertible note
Summary of movement of the debt

RMB’000

For the year ended 31 December 2023
At 1 January 2023	64,565
Converted into shares	(45,175)
Change in fair value	116

At 31 December 2023	19,506

Fair value changes for the year included in consolidated statement of comprehensive loss for liabilities held at the year end	116

For the year ended 31 December 2024
At 1 January 2024	19,506
Converted into other payables	(19,506)

At 31 December 2024	—